Deferred Tax - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 1,367	$ 1,376